NATURE OF BUSINESS (Details)	12 Months Ended
	Dec. 31, 2015 Vessel t	Dec. 31, 2004 Vessel
NATURE OF BUSINESS [Abstract]
Total number of vessels | Vessel	26	3
Number of new buildings | Vessel	2
Number of operating vessels | Vessel	24
Number of vessels in construction | Vessel	2
Average approximate deadweight tons per vessel	156,000
Number of vessels build in Korea | Vessel	24
Nordic Harrier [Member]
Schedule of Vessels [Line Items]
Deadweight tons	151,459
Nordic Hawk [Member]
Schedule of Vessels [Line Items]
Deadweight tons	151,475
Nordic Hunter [Member]
Schedule of Vessels [Line Items]
Deadweight tons	151,401
Nordic Voyager [Member]
Schedule of Vessels [Line Items]
Deadweight tons	149,591
Nordic Fighter [Member]
Schedule of Vessels [Line Items]
Deadweight tons	153,328
Nordic Freedom [Member]
Schedule of Vessels [Line Items]
Deadweight tons	159,331
Nordic Discovery [Member]
Schedule of Vessels [Line Items]
Deadweight tons	153,328
Nordic Saturn [Member]
Schedule of Vessels [Line Items]
Deadweight tons	157,331
Nordic Jupiter [Member]
Schedule of Vessels [Line Items]
Deadweight tons	157,411
Nordic Moon [Member]
Schedule of Vessels [Line Items]
Deadweight tons	160,305
Nordic Apollo [Member]
Schedule of Vessels [Line Items]
Deadweight tons	159,998
Nordic Cosmos [Member]
Schedule of Vessels [Line Items]
Deadweight tons	159,999
Nordic Sprite [Member]
Schedule of Vessels [Line Items]
Deadweight tons	147,188
Nordic Grace [Member]
Schedule of Vessels [Line Items]
Deadweight tons	149,921
Nordic Mistral [Member]
Schedule of Vessels [Line Items]
Deadweight tons	164,236
Nordic Passat [Member]
Schedule of Vessels [Line Items]
Deadweight tons	164,274
Nordic Vega [Member]
Schedule of Vessels [Line Items]
Deadweight tons	163,940
Nordic Breeze [Member]
Schedule of Vessels [Line Items]
Deadweight tons	158,597
Nordic Aurora [Member]
Schedule of Vessels [Line Items]
Deadweight tons	147,262
Nordic Zenith [Member]
Schedule of Vessels [Line Items]
Deadweight tons	158,645
Nordic Sprinter [Member]
Schedule of Vessels [Line Items]
Deadweight tons	159,089
Nordic Skier [Member]
Schedule of Vessels [Line Items]
Deadweight tons	159,089
Nordic Cross [Member]
Schedule of Vessels [Line Items]
Deadweight tons	158,475
Nordic Light [Member]
Schedule of Vessels [Line Items]
Deadweight tons	158,475
New building 1 [Member]
Schedule of Vessels [Line Items]
Deadweight tons	158,000
New building 2 [Member]
Schedule of Vessels [Line Items]
Deadweight tons	158,000